Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of disaggregation of revenue by product

	Loan
	facilitation	Post-origination	Financing	Other
	service	service	income	revenue	Total
2021	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,545,592,949	312,373,187	644,009,587	31,877,690	3,533,853,413
Xiaoying Revolving Loan	—	3,216,931	27,891,908	537,311	31,646,150
Other loans	—	—	—	130,768	130,768
Other service(1)	—	—	—	60,834,774	60,834,774
Total	2,545,592,949	315,590,118	671,901,495	93,380,543	3,626,465,105

	Loan
	facilitation	Post-origination	Financing	Other
	service	service	income	revenue	Total
2022	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,044,343,554	372,015,426	959,446,184	20,815,986	3,396,621,150
Xiaoying Revolving Loan	—	435,180	2,815	—	437,995
Other loans	—	—	6,828,467	207,964	7,036,431
Other service(1)	—	—	—	158,854,539	158,854,539
Total	2,044,343,554	372,450,606	966,277,466	179,878,489	3,562,950,115

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2023	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,740,974,233	596,581,987	1,133,314,422	24,496,658	30,861,036	4,526,228,336
Xiaoying Housing Loan	—	—	—	—	1,601,289	1,601,289
Other loans	—	—	4,022,032	—	—	4,022,032
Other service(1)	—	—	—	—	283,032,373	283,032,373
Total	2,740,974,233	596,581,987	1,137,336,454	24,496,658	315,494,698	4,814,884,030

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2023	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	386,058,146	84,026,815	159,623,998	3,450,282	4,346,686	637,505,927
Xiaoying Housing Loan	—	—	—	—	225,537	225,537
Other loans	—	—	566,491	—	—	566,491
Other services(1)	—	—	—	—	39,864,276	39,864,276
Total	386,058,146	84,026,815	160,190,489	3,450,282	44,436,499	678,162,231
(1)Primarily consists of referral service fees for introducing borrowers to other platforms, technology service fees received for providing assistant technology development services and penalty fees for loan late payment.

Schedule of accounts receivable and contract assets

	Accounts	Accounts
	receivable	receivable	Accounts	Allowance for
	and contract	and contract	receivable	credit losses
	assests from	assests from	and contract	for accounts
	facilitation	post-origination	assests from	receivable and
As of December 31, 2022	services	services	financing income	contract assets	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	24,326,715	1,427,297	54,103,450	(15,353,343)	64,504,119
Other loans	—	—	824,527	(39,132)	785,395
Contract assests:
Xiaoying Credit Loan	1,038,520,804	60,244,520	317,399	(6,480,105)	1,092,602,618
Other loans	3,887,805	134,389	—	(2,586)	4,019,608
Total	1,066,735,324	61,806,206	55,245,376	(21,875,166)	1,161,911,740

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assests from	assests from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assests from	assets from	assets from	receivable and
As of December 31, 2023	services	services	financing income	guarantee income	other revenue	contract assets	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	294,129,400	31,190,408	81,665,859	12,330,093	—	(4,010,770)	415,304,990
Other loans	—	—	275,067	—	—	(12,755)	262,312
Other service	—	—	—	—	32,047,171	(1,757,267)	30,289,904
Contract assests:
Xiaoying Credit Loan	1,058,519,704	112,202,337	240	46,494,315	—	(3,485,827)	1,213,730,769
Total	1,352,649,104	143,392,745	81,941,166	58,824,408	32,047,171	(9,266,619)	1,659,587,975

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assests from	assests from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assests from	assets from	assets from	receivable and
As of December 31, 2023	services	services	financing income	guarantee income	other revenue	contract assets	Total
	US$	US$	US$	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	41,427,260	4,393,077	11,502,396	1,736,657	—	(564,905)	58,494,485
Other loans	—	—	38,742	—	—	(1,797)	36,945
Other service	—	—	—	—	4,513,750	(247,506)	4,266,244
Contract assests:
Xiaoying Credit Loan	149,089,381	15,803,369	34	6,548,587	—	(490,968)	170,950,403
Total	190,516,641	20,196,446	11,541,172	8,285,244	4,513,750	(1,305,176)	233,748,077

Schedule of aging of past due accounts receivables

As of December 31, 2022
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	72,674,385	2,932,527	4,250,550	79,857,462
Other loans	746,331	40,675	37,521	824,527
Total	73,420,716	2,973,202	4,288,071	80,681,989

As of December 31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	384,802,879	11,208,150	9,079,796	14,224,935	419,315,760
Other loans	274,912	—	155	—	275,067
Other service	17,292,087	11,686,750	2,542,468	525,866	32,047,171
Total	402,369,878	22,894,900	11,622,419	14,750,801	451,637,998

As of December 31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	US$	US$	US$	US$	US$
Accounts receivables
Xiaoying Credit Loan	54,198,352	1,578,635	1,278,863	2,003,540	59,059,390
Other loans	38,720	—	22	—	38,742
Other service	2,435,540	1,646,044	358,099	74,067	4,513,750
Total	56,672,612	3,224,679	1,636,984	2,077,607	63,611,882

Schedule of movement of provision for accounts receivable and contract assets

		Provision for	Charge-off for
	As of	accounts receivable	accounts	As of
	January 1,	and contract assets	receivable and	December 31,
	2021	(net of recovery) (1)	contract assets	2021
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	37,529,193	46,512,298	(75,949,087)	8,092,404
Xiaoying Revolving Loan	1,152,487	1,612,419	(2,764,906)	—
Contract assests:
Xiaoying Credit Loan	—	29,123,093	(11,347,540)	17,775,553
Total	38,681,680	77,247,810	(90,061,533)	25,867,957

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2022	(1)	contract assets	2022
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	8,092,404	21,753,517	(14,492,578)	15,353,343
Other loans	—	145,931	(106,799)	39,132
Contract assests
Xiaoying Credit Loan	17,775,553	(66,409)	(11,229,039)	6,480,105
Other loans	—	2,586	—	2,586
Total	25,867,957	21,835,625	(25,828,416)	21,875,166

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2023	(1)	contract assets	2023
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	15,353,343	13,063,863	(24,406,436)	4,010,770
Other loans	39,132	409,477	(435,854)	12,755
Other service	—	1,757,267	—	1,757,267
Contract assests
Xiaoying Credit Loan	6,480,105	(2,994,278)	—	3,485,827
Other loans	2,586	(2,586)	—	—
Total	21,875,166	12,233,743	(24,842,290)	9,266,619

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2023	(1)	contract assets	2023
	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	2,162,473	1,840,007	(3,437,575)	564,905
Other loans	5,512	57,674	(61,389)	1,797
Other service	—	247,506	—	247,506
Contract assests
Xiaoying Credit Loan	912,704	(421,736)	—	490,968
Other loans	364	(364)	—	—
Total	3,081,053	1,723,087	(3,498,964)	1,305,176
(1)	The recoveries of charge-off of accounts receivables and contract assets amounted to RMB850,597, RMB1,738,580 and RMB244,196 (US$34,394) during the year ended December 31, 2021, 2022 and 2023, respectively.

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Schedule of supplemental cash flow information related to operating leases

	As of December 31, 2023
	RMB	US$
Cash payments for operating leases	16,693,739	2,351,264
ROU assets obtained in exchange for operating lease liabilities	1,117,223	157,358

Schedule of remaining contractual maturities of the group's lease liabilities at the end of the current reporting period

Future lease payments under operating leases as of December 31, 2023 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2024	15,666,317	2,206,555
2025	16,009,686	2,254,917
2026	9,572,584	1,348,270
2027	9,955,571	1,402,213
2028 and thereafter	5,940,714	836,732
Total future lease payments	57,144,872	8,048,687
Less: Imputed interest	6,721,321	946,678
Total lease liability balance	50,423,551	7,102,009

Schedule of accounts receivables due from institutional funding partner and institutional cooperators

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
Institutional cooperator A	29.6%	21.5%
Institutional cooperator B	*	10.3%
Institutional cooperator C	12.3%	*

	As of December 31,	As of December 31,
	2022	2023
Institutional cooperator A	26.3%	14.0%
Institutional cooperator D	15.6%	*
Institutional cooperator C	13.7%	*

	As of December 31,	As of December 31,
	2022	2023
Institutional cooperator E	*	11.9%
Institutional cooperator B	10.0%	10.8%
Institutional cooperator C	20.1%	*
Institutional cooperator D	19.2%	*
Institutional cooperator F	10.7%	Nil

* Less than 10%.

Xiaoying Housing Loan [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of aging of past due accounts receivables

As of December 31, 2022	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	—	10,061,258	10,061,258

As of December 31, 2023	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	—	8,656,846	8,656,846

As of December 31, 2023	Over due	Over due	Over due
Aging	1 – 2 years	2 – 3 years	over 3 years	Total
	US$	US$	US$	US$
Xiaoying Housing Loans	—	—	1,219,291	1,219,291

Schedule of movement in provision for loans receivable

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2020	from Xiaoying Housing Loans	charge-off	As of December 31, 2021
RMB	RMB	RMB	RMB
—	(377,559)	377,559	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2021	from Xiaoying Housing Loans	charge-off	As of December 31, 2022
RMB	RMB	RMB	RMB
—	(6,066,176)	6,066,176	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2022	from Xiaoying Housing Loans	charge-off	As of December 31, 2023
RMB	RMB	RMB	RMB
—	(4,213,234)	4,213,234	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2022	from Xiaoying Housing Loans	charge-off	As of December 31, 2023
US$	US$	US$	US$
—	(593,422)	593,422	—

Xiaoying Credit Loans and other loans
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of aging of past due accounts receivables

As of December
31, 2022
Loans originated or facilitated in	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
2020 and before	—	—	—	—
2021	13,720	915,986	1,365,748	2,295,454
2022	3,880,169,580	23,602,028	10,805,317	3,914,576,925
Total	3,880,183,300	24,518,014	12,171,065	3,916,872,379

As of December
31, 2023
Loans originated or facilitated in	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
2021 and before	—	—	—	—
2022	25,330	510,844	993,499	1,529,673
2023	5,065,782,330	46,127,552	23,113,251	5,135,023,133
Total	5,065,807,660	46,638,396	24,106,750	5,136,552,806

Xiaoying Credit Loans and Revolving Loans [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of aging of past due accounts receivables

As of December
31, 2022
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	3,822,596,905	22,812,090	11,213,448	3,856,622,443
Other loans	57,586,395	1,705,924	957,617	60,249,936
Total	3,880,183,300	24,518,014	12,171,065	3,916,872,379

As of December
31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	5,065,805,660	46,638,396	24,098,802	5,136,542,858
Other loans	2,000	—	7,948	9,948
Total	5,065,807,660	46,638,396	24,106,750	5,136,552,806

As of December
31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loans	713,503,805	6,568,881	3,394,245	723,466,931
Other loans	282	—	1,119	1,401
Total	713,504,087	6,568,881	3,395,364	723,468,332

Schedule of loans receivable from Xiaoying Credit Loans and Revolving Loans

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2022	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	3,856,622,443	(103,630,827)	3,752,991,616
Other loans	60,249,936	(2,848,327)	57,401,609
Total	3,916,872,379	(106,479,154)	3,810,393,225

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2023	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	5,136,542,858	(188,718,875)	4,947,823,983
Other loans	9,948	(574)	9,374
Total	5,136,552,806	(188,719,449)	4,947,833,357

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2023	loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	723,466,931	(26,580,498)	696,886,433
Other loans	1,401	(81)	1,320
Total	723,468,332	(26,580,579)	696,887,753

Schedule of movement in provision for loans receivable

		(Reversal of)
		provision for loans
		receivable
		from Xiaoying Credit
	As of	Loans and other
	January 1,	loans (net of		As of December
	2021	recovery) (1)	Charge-off	31, 2021
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	70,615,780	80,823,776	(96,714,499)	54,725,057
Xiaoying Revolving Loans	31,940,004	(4,428,608)	(26,900,712)	610,684
Total	102,555,784	76,395,168	(123,615,211)	55,335,741

		(Reversal of)
		provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2021	recovery) (1)	Charge-off	2022
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	54,725,057	160,131,434	(111,225,664)	103,630,827
Xiaoying Revolving Loans	610,684	—	(610,684)	—
Other loans	—	4,510,445	(1,662,118)	2,848,327
Total	55,335,741	164,641,879	(113,498,466)	106,479,154

		(Reversal of)
		provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2022	recovery) (1)	Charge-off	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	103,630,827	234,237,584	(149,149,536)	188,718,875
Xiaoying Revolving Loans	—	(2,737,290)	2,737,290	—
Other loans	2,848,327	1,849,982	(4,697,735)	574
Total	106,479,154	233,350,276	(151,109,981)	188,719,449

		(Reversal of)
		provision for loans
		receivable from
		Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2022	recovery) (1)	Chargeoff	2023
	US$	US$	US$	US$
Xiaoying Credit Loans	14,596,097	32,991,673	(21,007,272)	26,580,498
Xiaoying Housing Loans	—	(385,539)	385,539	—
Other loans	401,178	260,565	(661,662)	81
Total	14,997,275	32,866,699	(21,283,395)	26,580,579
(1)The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and other loans amounted to RMB8,803,265, RMB12,189,107 and RMB13,488,360 (US$1,899,796) during the years ended December 31, 2021, 2022 and 2023 , respectively.

As of December 31, 2023, the gross charge-off recorded in the loans receivables from Xiaoying Credit Loans and other loans amounted to RMB69,531,421 and RMB81,578,560 which originated from loans provided by Xiaoying Microcredit in 2022 and 2023, respectively.

Consolidated Trusts [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Restricted cash	398,439,250	711,756,581	100,248,818
Accounts receivable and contract assets, net	37,262,868	54,749,985	7,711,374
Loans receivable from Xiaoying Credit Loans and other loans, net	2,771,927,123	3,571,283,174	503,004,715
Loans at fair value	120,279,612	—	—
Prepaid expenses and other current assets	5,073,797	—	—
Total assets	3,332,982,650	4,337,789,740	610,964,907
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,627,910,203	3,584,040,757	504,801,582
Payable to investors at fair value	141,288,810	—	—
Other taxes payable	3,226,746	4,060,878	571,963
Accrued expenses and other current liabilities	16,698,946	43,599,849	6,140,910
Total liabilities	2,789,124,705	3,631,701,484	511,514,455

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net revenue	285,859,862	648,893,767	726,005,363	102,255,717
Net income	105,610,429	360,550,889	458,613,718	64,594,391

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash provided by operating activities	155,272,678	273,610,963	172,210,364	24,255,322
Net cash used in investing activities	(433,914,047)	(928,400,322)	(673,734,777)	(94,893,559)
Net cash provided by financing activities	14,599,010	840,416,352	814,841,744	114,768,059

VIEs and Consolidated Trusts
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of financial statements

	As of
	December 31	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	116,523,581	295,277,830	41,589,013
Restricted cash	403,439,250	716,870,052	100,969,035
Accounts receivable and contract assets, net	65,289,514	83,535,036	11,765,664
Loans receivable from Xiaoying Credit Loans and other loans, net	3,777,595,492	4,876,731,346	686,873,244
Loans at fair value	120,279,612	—	—
Prepaid expenses and other current assets, net	53,328,083	25,280,941	3,560,746
Deferred tax assets, net	2,277,314	118,587,356	16,702,680
Long-term investments	495,994,880	493,411,355	69,495,536
Property and equipment, net	604,992	1,054,565	148,532
Intangible assets, net	28,711,872	28,153,262	3,965,304
Loan receivable from Xiaoying Housing Loans, net	10,061,258	8,656,846	1,219,291
Income taxes receivable	1,870,729	—	—
Other non-current assets	2,469,629	22,984	3,237
Total assets	5,078,446,206	6,647,581,573	936,292,282
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,627,910,203	3,584,040,757	504,801,582
Payable to investors at fair value	141,288,810	—	—
Financial guarantee derivative	107,890,394	—	—
Short-term borrowings	20,000,000	320,000,000	45,071,057
Accrued payroll and welfare	12,047,490	15,011,080	2,114,266
Other taxes payable	123,105,603	126,900,881	17,873,615
Income taxes payable	—	28,266,791	3,981,294
Accrued expenses and other current liabilities	102,148,275	69,989,510	9,857,816
Other non-current liabilities	1,937,009	—	—
Total liabilities	3,136,327,784	4,144,209,019	583,699,630

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net revenue	1,388,255,858	1,350,809,649	1,500,275,059	211,309,323
Net income	695,892,749	738,032,308	438,091,276	61,703,866

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net cash provided by operating activities	485,090,529	151,675,178	51,412,210	7,241,258
Net cash used in investing activities	(702,678,519)	(925,707,537)	(674,068,903)	(94,940,619)
Net cash provided by (used in) financing activities	(4,100,990)	860,416,352	1,114,841,744	157,022,176